Accounting policies, General information (Details)			12 Months Ended
	Feb. 09, 2021 USD ($)	Feb. 09, 2021 GBP (£) £ / shares shares	Dec. 31, 2021 ClinicalStageProgram £ / shares shares	Feb. 09, 2021 $ / shares shares	Feb. 01, 2021 £ / shares shares	Jan. 22, 2021 shares
General information [Abstract]
Number of clinical stage programs | ClinicalStageProgram			5
Ordinary shares [member]
General information [Abstract]
Shares issued in initial public offering (in shares)			20
Par value per share (in pounds per share) | £ / shares			£ 0.0001
Share price (in pounds per share) | £ / shares			£ 0.002
IPO [Member]
General information [Abstract]
Proceeds from shares issued	$ 286,887,000	£ 210,985,000
Immunocore Holdings Limited [Member]
General information [Abstract]
Shares issued in initial public offering (in shares)						100
Proceeds from shares issued | $	15,000,000.0
Additional ADS issued (in shares)		576,923		576,923
Share price (in pounds per share) | (per share)				$ 26.00	£ 0.002
Immunocore Holdings Limited [Member] | Ordinary shares [member]
General information [Abstract]
Shares issued in initial public offering (in shares)		11,426,280		11,426,280	20
Par value per share (in pounds per share) | £ / shares		£ 0.002			£ 0.0001
Immunocore Holdings Limited [Member] | IPO [Member]
General information [Abstract]
Proceeds from shares issued | $	$ 297,083,000